Interest-bearing loans and borrowings - Bank loans (Details) $ in Thousands, € in Millions									12 Months Ended
	Dec. 09, 2025 USD ($)	Dec. 05, 2025 USD ($) ship	Sep. 23, 2025 USD ($)	Sep. 19, 2025 USD ($)	May 08, 2025 USD ($)	Apr. 07, 2025 USD ($) vessel	Mar. 12, 2025 USD ($)	Mar. 04, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 09, 2025 EUR (€)	Jun. 27, 2025 USD ($)	Dec. 31, 2023 USD ($)	Nov. 07, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Acquisitions through business combinations									$ 1,419,424	$ 568,520
Borrowings									5,549,789	2,622,255				$ 930,713
Secured 1.4B Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional Value								$ 1,400,000	1,400,000
Borrowings term								9 months
Borrowings maturity, extension								6 months
Borrowings									$ 122,522	0
Secured 1.4B Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									3.04%		3.04%
Secured 1.4B Bridge Facility | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.00%
Secured 1.4B Bridge Facility | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								5.50%
2,000 Million Facilities Agreement with Bank Syndicate
Disclosure of detailed information about borrowings [line items]
Notional Value					$ 2,000,000		$ 2,000,000	$ 2,000,000
Borrowings term					5 years
Borrowings									$ 1,194,700
2,000 Million Facilities Agreement with Bank Syndicate | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					210.00%
2,000 Million Facilities Agreement with Bank Syndicate | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.75%
Secured vessels loan 392.7M
Disclosure of detailed information about borrowings [line items]
Notional Value						$ 392,700			392,700
Borrowings									$ 168,861	0
Borrowings maturity, pre-delivery term						2 years
Borrowings maturity, post-delivery term						12 years
Secured vessels loan 392.7M | Property, plant and equipment | 5 VLCCs
Disclosure of detailed information about borrowings [line items]
Number of ships ordered | vessel						5
Secured vessels loan 392.7M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.75%			1.75%		1.75%
2,000 Million Facilities Agreement with Bank Syndicate - Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional Value					$ 1,250,000
2,000 Million Facilities Agreement with Bank Syndicate - Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value					$ 750,000
$90 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value													$ 90,000
Borrowings term				2 years
Borrowings									$ 74,100
Increase in notional amount				$ 15,100
$90 Million Revolving Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.80%
$57.5 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value			$ 57,500
Borrowings									20,100
Borrowings maturity, pre-delivery term			2 years
Borrowings maturity, post-delivery term			8 years
$57.5 Million Revolving Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.80%
$68 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 68,000
Borrowings									0
Borrowings maturity, pre-delivery term		2 years
Borrowings maturity, post-delivery term		12 years
Number of vessels financed | ship		2
$68 Million Revolving Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.80%
Secured vessels loan Refi - Revolving loan 950M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 950,000								950,000						$ 1,290,000
Borrowings									735,000	750,000
Secured vessels loan Refi - Revolving loan 950M | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%											2.30%
Secured vessels loan Refi - Revolving loan 950M | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%											2.90%
Unsecured Revolving loan 150M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 176,250										€ 150	€ 150
Borrowings term	3 years
Borrowings	$ 0								0	0
Bank loans
Disclosure of detailed information about borrowings [line items]
Acquisitions through business combinations							$ 995,800		995,820	332,529
Borrowings									$ 3,190,760	$ 1,652,806				$ 528,359